Commitments - Future Cash Outflows (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Commitments [Line Items]
Lease commitments not commenced	€ 16,912
1-3 years
Commitments [Line Items]
Lease commitments not commenced	282
3-5 years
Commitments [Line Items]
Lease commitments not commenced	3,382
More than 5 years
Commitments [Line Items]
Lease commitments not commenced	€ 13,247